Aging Analysis of Past Due Financing Receivables (Detail) - Non Trade Receivable - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 66	$ 62
Current	31	29
Total	97	91
31-60 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	22	29
61-90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1
Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 43	$ 33